CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current Assets:
Cash and cash equivalents	$ 1,019	$ 1,577	$ 1,637	$ 4,054
Marketable securities		415		1,361
Assets held for sale	1,617	1,545		1,750
Prepaid and other current assets	722	643		668
Total Current Assets	3,358	4,180		7,833
Property, plant and equipment, at cost:
Property, plant and equipment	91,771	91,772		101,187
Less accumulated depreciation and depletion	(71,242)	(71,219)		(65,778)
Net property, plant and equipment	20,529	20,553		35,409
Operating lease right-of-use assets	569
Restricted cash	3,750	3,732		3,668
Assets held for sale - non-current		1,493		3,328
Total Assets	28,206	29,958		50,238
Current Liabilities:
Accounts payable	969	776		538
Accrued liabilities	2,038	1,688		2,352
Asset retirement obligations - current	894	708		1,078
Operating lease liability - current	151
Total Current Liabilities	4,052	3,172		3,968
Asset retirement obligations, net of current portion	5,100	5,495		4,653
Other long-term liabilities and deferred credits	500	500		500
Operating lease liability, net of current	424
Total Liabilities	10,076	9,167		9,121
Stockholders' Equity:
Common stock, 100,000,000 shares authorized, $.001 par value; Issued shares - 1,494,314 and 1,436,555, respectively; Outstanding shares -1,494,153 and 1,436,394, respectively	1	1		28
Paid-in capital	313,435	313,012		297,250
Accumulated other comprehensive loss		(90)		287
Accumulated deficit	(295,048)	(291,874)		(256,190)
Treasury stock (161 and 161 shares, respectively), at cost	(258)	(258)		(258)
Total Stockholders' Equity	18,130	20,791	$ 37,493	41,117	$ 43,048
Total Liabilities and Stockholders' Equity	$ 28,206	$ 29,958		$ 50,238